UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2007

Check here if Amendment [    ]; Amendment Number:
                                                  ----------
         This Amendment (Check only one.):    [    ] is a restatement.
                                              [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Bracebridge Capital, LLC
Address:    500 Boylston Street, Suite 1700
            Boston, MA  02116

Form 13F File Number:  28-
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John N. Spinney, Jr.
Title:      Chief Financial Officer and Chief Operating Officer
Phone:      617-349-2000

Signature, Place, and Date of Signing:

    /s/ John N. Spinney, Jr.         Boston, MA            February 14, 2008

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $48,235
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                FORM 13F INFORMATION TABLE
     NAME OF ISSUER            TITLE OF CLASS   CUSIP       VALUE     SHRS OR  SH/  PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
                                                           (x$1000)   PRN AMT  PRN  CALL   DISCRETION MANAGERS   SOLE  SHARED   NONE


ALLIED DEFENSE GROUP INC       COM              019118108     58      10000    SH           SOLE                 10000
ALLSTATE CORP                  COM              020002101    418       8000    SH           SOLE                  8000
AMERICAN FINL GROUP INC OHIO   COM              025932104   1155      40000    SH           SOLE                 40000
AMERICREDIT CORP               COM              03060R101    357      27900    SH           SOLE                 27900
ANADARKO PETE CORP             COM              032511107    985      15000    SH           SOLE                 15000
BANCO LATINOAMERICANO DE EXP   CL E             P16994132   8830     541400    SH           SOLE                541400
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    474        100    SH           SOLE                   100
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    506      20650    SH           SOLE                 20650
CAPITAL ONE FINL CORP          COM              14040H105    473      10000    SH           SOLE                 10000
CITIGROUP INC                  COM              172967101    736      25000    SH           SOLE                 25000
CONOCOPHILLIPS                 COM              20825C104   2208      25000    SH           SOLE                 25000
DU PONT E I DE NEMOURS & CO    COM              263534109    441      10000    SH           SOLE                 10000
EFJ INC                        COM              26843B101    193      70000    SH           SOLE                 70000
FEDERAL HOME LN MTG CORP       COM              313400301   1022      30000    SH           SOLE                 30000
FEDERAL NATL MTG ASSN          COM              313586109    400      10000    SH           SOLE                 10000
HARRAHS ENTMT INC              COM              413619107   3550      40000    SH           SOLE                 40000
HOLLY CORP                     COM PAR $0.01    435758305    763      15000    SH           SOLE                 15000
HOME DEPOT INC                 COM              437076102    404      15000    SH           SOLE                 15000
INTERNATIONAL COAL GRP INC N   COM              45928H106   1367     255000    SH           SOLE                255000
ISHARES INC                    MSCI TAIWAN      464286731    601      40000    SH           SOLE                 40000
ISHARES INC                    MSCI S KOREA     464286772    647      10000    SH           SOLE                 10000
ISHARES TR                     MSCI EAFE IDX    464287465    463       5900    SH           SOLE                  5900
JOHNSON & JOHNSON              COM              478160104    667      10000    SH           SOLE                 10000
KOREA ELECTRIC PWR             SPONSORED ADR    500631106   1147      55000    SH           SOLE                 55000
KT CORP                        SPONSORED ADR    48268K101   1084      42000    SH           SOLE                 42000
MEMORY PHARMACEUTICALS CORP    COM              58606R403    252     450481    SH           SOLE                450481
MKS INSTRUMENT INC             COM              55306N104    479      25000    SH           SOLE                 25000
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    255      15000    SH           SOLE                 15000
NABORS INDUSTRIES LTD          SHS              G6359F103    274      10000    SH           SOLE                 10000
NELNET INC                     CL A             64031N108    178      14000    SH           SOLE                 14000
NEWALLIANCE BANCSHARES INC     COM              650203102    230      20000    SH           SOLE                 20000
NORTHWEST AIRLS CORP           COM              667280408    883      60861    SH           SOLE                 60861
OLD REP INTL CORP              COM              680223104    289      18750    SH           SOLE                 18750
ORIGEN FINL INC                COM              68619E208   4312    1077959    SH           SOLE               1077959
PLATINUM UNDERWRITER HLDGS L   COM              G7127P100    284       8000    SH           SOLE                  8000
PROVIDENT FINL SVCS INC        COM              74386T105    577      40000    SH           SOLE                 40000
PRUDENTIAL BANCORP INC PA      COM              744319104    321      25800    SH           SOLE                 25800
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106    102      40000    SH           SOLE                 40000
SCOTTISH RE GROUP LTD          SHS              G73537410    237     326800    SH           SOLE                326800
SLM CORP                       COM              78442P106    403      20000    SH           SOLE                 20000
SUNOCO INC                     COM              86764P109    435       6000    SH           SOLE                  6000
TESORO CORP                    COM              881609101    716      15000    SH           SOLE                 15000
TIMBERLAND CO                  CL A             887100105    362      20000    SH           SOLE                 20000
TIME WARNER INC                COM              887317105    228      13800    SH           SOLE                 13800
TRUBION PHARMACEUTICALS INC    COM              89778N102    629      62857    SH           SOLE                 62857
UNIVERSAL CORP VA              COM              913456109    512      10000    SH           SOLE                 10000
USEC INC                       COM              90333E108    675      75000    SH           SOLE                 75000
VALERO ENERGY CORP NEW         COM              91913Y100    875      12500    SH           SOLE                 12500
WAL MART STORES INC            COM              931142103    713      15000    SH           SOLE                 15000
WESTERN ASSET EMRG MKT DEBT    COM              95766A101   2797     157237    SH           SOLE                157237
WESTERN ASSET INFL MGMT FD I   COM              95766U107   2016     124726    SH           SOLE                124726
XL CAP LTD                     CL A             G98255105    252       5000    SH           SOLE                  5000